General	12 Months Ended
Dec. 31, 2013
General [Abstract]
General
GENERAL

A.    GENERAL DESCRIPTION

Elbit Systems Ltd. (“Elbit Systems”) is an Israeli corporation, 45.94% owned by the Federmann Group. Elbit Systems’ shares are traded on the Nasdaq National Market in the United States (“Nasdaq”) and on the Tel Aviv Stock Exchange (“TASE”). Elbit Systems and its subsidiaries (collectively the “Company”) are engaged mainly in the field of defense electronics, homeland security and commercial aviation. Elbit Systems’ principal wholly-owned subsidiaries are the Elbit Systems of America, LLC (“ESA”) companies, Elbit Systems Electro-Optics Elop Ltd. (“Elop”), Elbit Systems Land and C4I Ltd. (“ESLC”) and Elbit Systems EW and SIGINT – Elisra Ltd. (“Elisra”).

 B.    SALES TO GOVERNMENTAL AGENCIES

A majority of the Company’s revenues are derived from direct or indirect sales to governments or to governmental agencies. As a result, a substantial portion of the Company’s sales is subject to the special risks associated with sales to governments or to governmental agencies. These risks include, among others, the dependency on the resources allocated by governments to defense programs, changes in governmental priorities, changes in governmental registration, changes in governmental regulations and changes in governmental approvals regarding export licenses required for the Company’s products and for its suppliers. As for major customers, refer to Note 22(C).

 C.    CESSATION OF PROGRAM

In December 2011, the Israeli Government, due to political considerations, did not renew the Company’s export authorization to complete performance under an approximately $90,000 contract to supply systems to a foreign customer. As a result of the cessation of the program, and in accordance with the Company's legal advisors' opinion, in 2011 the Company established a reserve for potential liability to this customer by recording an expense of approximately $72,800 ($62,000 net of taxes), which was included in cost of goods sold. In May 2012, the foreign customer claimed approximately $33,600 in advance and performance guarantees, which the Company had previously deposited for the customer's benefit as security for the Company's performance. In November 2012, following discussions with the Israeli Government regarding a possible compensatory settlement (which discussions did not result in an agreement regarding such settlement), the Company filed a lawsuit against the Government of Israel to recover damages and resulting expenses in the amount of approximately $74,000 in connection with the cancellation of the export authorization. The lawsuit was filed with the District Court of the Central Region of Israel. The Company has been attempting on an ongoing basis to mitigate damages caused by the program cancellation through utilization on other programs of assets related to the canceled program. The parties have temporarily suspended the legal proceedings pending discussions between the parties. See Note 20(C)(2).

Note 1 -    GENERAL (Cont.)

D.    DISCONTINUED OPERATIONS

Fraser-Volpe LLC (“FV”) was a U.S. company held approximately 59.4% by the Company through the Company’s wholly-owned subsidiary ITL Optronics Inc. (“ITL”). ITL and FV were acquired by the Company in the fourth quarter of 2010, as part of the acquisition of the Mikal group of companies, with the balance of ITL’s shares being acquired in the first quarter of 2011. During 2011, the Company recognized an impairment loss of approximately $16,000 on its holdings in FV, of which the non-controlling interest was approximately $6,500 and net loss attributed to the Company in the financial statements related to the above mentioned impairment was approximately $9,500. Since the acquisition date, Company’s management was committed to selling its holdings in FV. Accordingly, FV was classified in the consolidated financial statements as held-for-sale, discontinued operations, in accordance with the criteria set in ASC 360-10-45-9, and the operating results and the cash flows for the three years ended at December 31, 2013, 2012 and 2011 were classified as discontinued operations, in accordance with ASC 205-20, “Discontinued Operations”. In the second quarter of 2013 the Company sold its holdings in FV and recognized a gain of approximately 700 in discontinued operations.

The results of operations and cash flows of the discontinued operations, for each of the three years ended December 31, 2013, were immaterial.

E.	SALE OF CERTAIN ASSETS

In 2013 the Company's wholly-owned subsidiary, ESA, sold certain assets related to cabin pressurization control systems ("KAPS"), which were part of its Commercial Aviation Systems activities. As a result of the sale, the Company recorded an operating pre-tax gain of $3,800 which was included in cost of revenues.